Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 08, 2021
Document Effective Date	Sep. 08, 2021
Prospectus Date	Feb. 01, 2021
Virtus AllianzGI Convertible Fund | Class C
Prospectus:
Trading Symbol	ANZCX
Virtus AllianzGI Global Allocation Fund | Class C
Prospectus:
Trading Symbol	PALCX
Virtus AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
Virtus AllianzGI High Yield Bond Fund | Class C
Prospectus:
Trading Symbol	AYBCX
Virtus AllianzGI International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
Virtus AllianzGI Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	ASHCX
Virtus AllianzGI Water Fund | Class C
Prospectus:
Trading Symbol	AWTCX
Virtus NFJ Emerging Markets Value Fund | Class C
Prospectus:
Trading Symbol	AZMCX